AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 28, 2010.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 229	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 231	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on June 30 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 228 to its Registration Statement until June 30, 2010. Post-Effective Amendment No. 229 to the Trust’s Registration Statement relates to the PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500 High Quality Portfolio, which were created pursuant to Post-Effective Amendment No. 228 to the Trust’s Registration Statement filed on April 29, 2010. The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment No. 229 to the Trust’s Registration Statement filed on June 28, 2010. Parts A, B and C of Registrant’s Post-Effective Amendment No. 228 under the Securities Act of 1933 and Amendment No. 230 under the Investment Company Act of 1940, filed on April 29, 2010 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 28th day of June, 2010.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	June 28, 2010
Andrew Schlossberg

/s/ Bruce T. Duncan		Chief Financial Officer, Treasurer and Secretary	June 28, 2010
Bruce T. Duncan

*/s/ H. Bruce Bond		Chairman and Trustee	June 28, 2010
H. Bruce Bond

*/s/ Ronn R. Bagge		Trustee	June 28, 2010
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	June 28, 2010
Todd J. Barre

*/s/ Kevin M. Carome		Trustee	June 28, 2010
Kevin M. Carome

*/s/ Marc M. Kole		Trustee	June 28, 2010
Marc M. Kole

*/s/ Philip M. Nussbaum		Trustee	June 28, 2010
Philip M. Nussbaum

*/s/ Donald H. Wilson		Trustee	June 28, 2010
Donald H. Wilson

*By:	/s/ Stuart M. Strauss		June 28, 2010
Stuart M. Strauss
Attorney-In-Fact